COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries facilities and motor vehicles are leased under several operating lease agreements for periods ending in 2014.

Future minimum lease commitments under non-cancelable operating leases are as follows:

Year ended December 31
2013	$57
2014	10

$67

b.	Consultancy agreement with Swiss Pro Capital Limited:

Following the CTN transaction (as further described in Note 1b(2)), Eldista entered into a consultancy services agreement  ("Consultancy Agreement") with Swiss Pro Capital Limited, ("Swiss Pro"), a Cypriot company. According to the agreement, Swiss Pro will receive a monthly fee for its services and will also be entitled to a bonus based on future performance above a certain return on the investment. The term of the Consultancy Agreement is for two years, and ends on May 19, 2013. At the conclusion of the term, Swiss Pro may cease performing the consultancy services and Eldista may cease paying Swiss Pro an ongoing monthly fee.  In addition, beginning on May 19, 2013, Eldista will have the right to prepay any bonus that may be due to Swiss Pro according to the mechanism set forth in the Consultancy Agreement.

c.	Guarantees:

As of December 31, 2012, the Company has obtained bank guarantees in the amount of $ 134.

d.	Assets pledged as collateral:

As collateral for the Company's bank guarantees, a fixed charge has been placed on the Company's property and equipment, shareholders' equity, a floating charge (security interest in assets of the Company as they exist from time to time) has been placed on all the other assets of the Company and a specific charge of $60 has been placed on the Company's bank deposit.

e.	Office of the Chief Scientist and European Commission commitments:

Until the sale of the Video Activity the Company participated in programs sponsored by the Israeli Government and by the European Commission for the support of research and development activities.

The Company was obligated to pay royalties to the Office of the Chief Scientist ("OCS"), amounting to 3%-3.5% of the sales of the products and other related revenues generated from such projects, up to 100% of the grants received, linked to the U.S. dollar and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company is currently undergoing an audit by the OCS for royalties paid before the sale of our Video business. As of December 31, 2012, the Company believes it has sufficient provisions to cover the outcome of such review process. The provision for the above commitments was recorded under liabilities attributed to discontinued operations as the Company has no further obligation to pay royalties on revenues generated by the Video Activity subsequent to its sale.

Through the sale of the Video Activity, the Company has paid or accrued royalties to the OCS in the amount of $ 4,308, and had an outstanding contingent obligation to pay royalties in the amount of approximately $ 4,248 plus interest.

In addition, during 2010 and 2011 the Company was audited by the European Commission for grants received under 3 FP6 contracts. As results of the audit findings implementation the company paid during 2012 an amount of $ 430 which settled and closed the financial audit.

f.	Legal claim and contingent liabilities:

1.
Under the Agreement related to the sale of Video Activity (as further described in Note 1c) the parties agreed on a price adjustment mechanism, upon which, Vitec shall add or subtract to the consideration the adjustment amount whereby the adjustment amount would be deposited in escrow within five days from the closing date.

However, Vitec has refrained from depositing any amount in escrow.

In that respect, since October, 2010 through April 2011, both parties have filed several and separate motions with the Tel-Aviv District Court, seeking, inter alia, fixed and temporary injunctions. Since then the motions filed by both parties have been dismissed by the court and were transferred to arbitration proceedings.

In November 2011, Vitec and the Company submitted their Statement of Claim to the Arbitrator.

The Company submitted its Statement of Claim against Vitec demanding that Vitec pay an aggregate sum of $ 1,506 for the Adjustment Amount owed to the Company while Vitec submitted its Statement of Claim against the Company, demanding that the Company pay Vitec a total amount of approximately $ 22,878.

The Statement of Claim brought by Vitec is based, inter alia¸ on the following main causes of action: (i) loss of business opportunities (mainly M&A transactions) for lack of available cash; (ii) mail fraud; (iii) defamation; (iv) expenditures related to the legal proceedings between the parties; and (v) several additional causes of action, among others, based on Vitec's claim mentioned above.

In January, 2012, both parties submitted their Statements of Defense mutually denying all of the other party's claims.

Following submission of the party's pleadings, it was decided that Vitec would submit an expert opinion to prove its accusation and that the Company would be entitled to submit a counter opinion on its behalf. On March 17, 2012, both parties submitted their expert opinion.

In March, May and June 2012, evidentiary hearings were held before the Arbitrator. During these hearings Vitec's witnesses gave their primary testimony and were cross-examined by the Company's attorneys.

In June 2012, the Company witnesses gave their primary testimony and were cross-examined by Vitec's attorneys.

Vitec has submitted their written summations in September 2012, the Company has submitted its written summations by November 2012 and Vitec's response to the Company's summations by December 2012.

In January 2013, the Arbitrator informed the parties that his final decision regarding the arbitration with Vitec will be given along with the final decision regarding the personal claim against Adv. Doron Afik and the latter Adv. Afik's counter-claim (for further information, see below).

In addition, both parties agreed on mutual indemnification for a period of two years until July 2012 for damages arising or resulting from, inter alia, breach or material inaccuracy relating to the representations, warranties and covenants and the liabilities that Vitec may incur which are part of the excluded liabilities arising or resulting therefrom and for that purpose $1,000 out of the aggregate consideration in the Vitec Transaction was put in escrow as security.

In light of the existing arbitration proceedings, and following the refusal of Vitec to the release of such indemnification escrow funds, the decision regarding the release of the escrow funds was brought in front of the arbitrator, who decided to restrain the Company from releasing the indemnification escrow funds until a final award in the arbitration process.

To date, the Company is expecting the final decision of the arbitrator regarding the arbitration proceedings against Vitec.

It is difficult to assess the likelihood of success of the arbitration proceedings against Vitec in each and every cause of action due to the diversity of the claims raised against the Companhy, the complexity and ambiguity of such proceedings and Vitec's pleading and the fact that the final decision is subject to the arbitrator discretion. Nevertheless, the Company believes that its financial statements include an adequate provision to cover the probable outcome of the Vitec arbitration.

2.	Personal Claim against Adv. Doron Afik:

As part of the Agreement the Company, Vitec and Adv. Afik as trustee (the "Trustee") entered into the Consortium Escrow Agreement of March 16, 2010 (the "Consortium Agreement"). Under the Consortium Agreement, $ 300 of the consideration were held in escrow $ 100 per each EC Consortium Agreement to be transferred from the Company to Vitec under the Agreement.

Due to the Trustee's refusal to transfer the escrow funds to the Company, the Company believes the Trustee is in breach of his duties as Trustee and is causing damage to the Company. Therefore, in June 2011, the Company filed a statement of claim for damages of approximately $ 268 against the Trustee along with an ex-parte motion for a lien on all of the Trustee's bank accounts.

In June 2011, the court rendered its decision granting the lien subject to the Company depositing certain securities. The Trustee then filed a motion to cancel the lien and the court decided to transfer the proceedings to the District Court, but that the lien would remain in effect until a decision by the District Court. The District Court for Tel Aviv-Yaffo ordered the removal of the lien, and later on at the parties' mutual request, the court ordered to transfer these proceedings to arbitration.

In November 2011 the Company submitted its statement of claim against Adv. Afik to the Arbitrator.

In January 2012, Adv. Afik submitted his Statement of Defense to the claim against him, denying all of the Company's claims against him. Also in January 2012, Adv. Afik submitted a counterclaim against Optibase, ( the "Counter-Claim"). In the Counter Claim Adv. Afik demands to receive a total amount of approximately $ 663 from the Company. Adv. Afik's claim is based on three main claims: (i) The Company's response to an article published in a certain website constitutes libel against Adv. Afik; (ii) Damages caused by obtaining liens on Adv. Afik's assets; and (iii) That a publication about the liens obtained on Adv. Afik's assets also constitutes libel against Adv. Afik.

In March 2012 the Company submitted its Statement of Defense.

In January 2013, Adv. Afik submitted his affidavit along with an expert opinion on his behalf.  The company is required to submit a counter opinion on its behalf until March 14, 2013.

The evidentiary hearings for this proceeding were scheduled for April 2013.

In January 2013, the Arbitrator informed the parties that his decision regarding the arbitration with Vitec will be given along with the decision regarding the personal claim against Adv. Doron Afik and the Afik Counter-Claim.

The Company believes that it has strong legal and factual arguments to defend itself from the claims in the Afik Counter Claim.